SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.8%

Commercial Services - 2.8%
Booz Allen Hamilton Holding Corp.	2,700	210,681
Brink’s Co.	3,100	321,253
Colliers International Group, Inc.	3,600	384,804
FTI Consulting, Inc. *	1,000	176,770
Outfront Media, Inc.	9,925	263,012

		1,356,520

Communications - 0.7%
Iridium Communications, Inc.	12,475	346,057

Consumer Durables - 1.8%
Century Communities, Inc.	3,925	225,216
IMAX Corp. *	17,100	649,971

		875,187

Consumer Non-Durables - 0.7%
Sensient Technologies Corp.	3,650	315,506

Consumer Services - 1.4%
Covista, Inc. *	3,200	368,800
Nexstar Media Group, Inc.	1,675	302,890

		671,690

Electronic Technology - 8.8%
Coherent Corp. *	4,475	1,065,990
Entegris, Inc.	3,340	391,582
MKS, Inc.	3,975	913,495
Monolithic Power Systems, Inc.	1,050	1,148,017
Power Integrations, Inc.	13,000	665,600

		4,184,684

Energy Minerals - 1.9%
Chord Energy Corp.	3,525	501,185
Northern Oil & Gas, Inc.	14,275	417,258

		918,443

Finance - 24.4%
Air Lease Corp.	6,350	412,369
Artisan Partners Asset Management, Inc.	5,350	194,686
Axis Capital Holdings, Ltd.	5,625	570,431
Broadstone Net Lease, Inc.	26,125	477,304
CareTrust REIT, Inc.	16,900	619,385
Carlyle Group, Inc.	8,075	390,749
CNO Financial Group, Inc.	14,000	574,840
Columbia Banking System, Inc.	25,750	706,323
CubeSmart	5,250	192,413
Essential Properties Realty Trust, Inc.	14,450	438,702
Evercore, Inc.	2,315	691,051
Glacier Bancorp, Inc.	8,075	360,710
HA Sustainable Infrastructure Capital, Inc.	4,825	177,319
Hamilton Lane, Inc.	4,125	410,025
Hanover Insurance Group, Inc.	2,475	429,041
Hercules Capital, Inc.	24,675	364,450
Horace Mann Educators Corp.	12,900	550,572
Huntington Bancshares, Inc.	42,136	659,428
Old National Bancorp	32,575	719,908
Pinnacle Financial Partners, Inc.	7,488	645,016
Piper Sandler Cos.	8,600	658,330
Provident Financial Services, Inc.	26,100	552,276
Stifel Financial Corp.	7,950	587,664

Name of Issuer	Quantity	Fair Value ($)

Western Alliance Bancorp	3,625	256,831

		11,639,823

Health Services - 2.5%
Addus HomeCare Corp. *	5,545	519,289
Encompass Health Corp.	4,275	413,521
Tenet Healthcare Corp. *	1,300	245,323

		1,178,133

Health Technology - 6.4%
AtriCure, Inc. *	17,300	493,569
Bio-Techne Corp.	4,100	214,266
Glaukos Corp. *	4,940	531,840
iRadimed Corp.	3,450	332,097
STERIS, PLC	975	215,602
Supernus Pharmaceuticals, Inc. *	12,250	633,203
TG Therapeutics, Inc. *	7,945	263,933
Vericel Corp. *	10,825	348,240

		3,032,750

Industrial Services - 15.5%
Argan, Inc.	3,725	2,028,821
DT Midstream, Inc.	5,600	754,152
EMCOR Group, Inc.	1,850	1,365,873
Golar LNG, Ltd.	14,800	800,828
Kodiak Gas Services, Inc.	18,400	1,073,088
TechnipFMC, PLC	19,550	1,351,492

		7,374,254

Non-Energy Minerals - 2.6%
Commercial Metals Co.	3,950	242,649
Eagle Materials, Inc.	2,075	393,109
James Hardie Industries, PLC *	5,893	111,613
MP Materials Corp. *	10,600	511,556

		1,258,927

Process Industries - 4.0%
Avient Corp.	8,900	323,070
Cabot Corp.	4,325	325,716
CSW Industrials, Inc.	1,200	312,696
Olin Corp.	11,500	341,895
Silgan Holdings, Inc.	11,400	442,320
Stepan Co.	3,325	166,183

		1,911,880

Producer Manufacturing - 14.8%
AeroVironment, Inc. *	2,775	507,964
AZZ, Inc.	3,650	456,725
Belden, Inc.	3,175	364,585
BWX Technologies, Inc.	3,150	644,144
Carlisle Cos., Inc.	775	258,556
Crane Co.	3,275	560,025
Crane NXT Co.	3,275	132,932
Donaldson Co., Inc.	5,650	479,516
EnPro, Inc.	1,900	476,235
Flowserve Corp.	12,475	917,037
Hubbell, Inc.	1,225	601,156
Huntington Ingalls Industries, Inc.	1,625	617,337
Lincoln Electric Holdings, Inc.	1,075	267,761
Regal Rexnord Corp.	2,900	543,054
Zurn Water Solutions Corp.	4,700	210,748

		7,037,775

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 2.3%
Boot Barn Holdings, Inc. *	2,400	351,264
Casey’s General Stores, Inc.	1,025	746,056

		1,097,320

Technology Services - 1.7%
Genpact, Ltd.	13,325	496,356
Globant SA *	2,625	121,039
nCino, Inc. *	11,535	172,794

		790,189

Transportation - 1.2%
Knight-Swift Transportation Holdings, Inc.	3,700	213,046
TFI International, Inc.	3,475	377,489

		590,535

Utilities - 1.3%
Chesapeake Utilities Corp.	3,075	388,588
IDACORP, Inc.	1,750	250,197

		638,785

Total Common Stocks (cost: $30,126,039)		45,218,458

Short-Term Securities - 5.1%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $2,425,587)	2,425,587	2,425,587

Total Investments in Securities - 99.9% (cost $32,551,626)		47,644,045

Other Assets and Liabilities, net - 0.1%		32,202

Net Assets - 100.0%		$47,676,247

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	45,218,458	—	—	45,218,458

Short-Term Securities	2,425,587	—	—	2,425,587

Total:	47,644,045	—	—	47,644,045

** For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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